Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000895430
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015